CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 19, 2024
Beginning balance, shares at Mar. 19, 2024
Issuance of common stock - Inception	$ 40,411	(39,411)		1,000
Issuance of common stock - Inception, shares	4,041,146
Issuance of common stock - Purchasing intellectual Properties	$ 40,411	(40,411)
Issuance of common stock - Purchasing intellectual Properties, shares	4,041,146
Issuance of common stock - Investment by affiliate	$ 8,972	1,028		10,000
Issuance of common stock - Investment by affiliate, shares	897,135
Issuance of common stock - Service	$ 20,206	229,794		250,000
Issuance of common stock - Service, shares	2,020,573
Net loss			(332,119)	(332,119)
Ending balance, value at Sep. 30, 2024	$ 110,000	151,000	(332,119)	(71,119)
Ending balance, shares at Sep. 30, 2024	11,000,000
Net loss			(203,724)	(203,724)
Ending balance, value at Dec. 31, 2024	$ 110,000	151,000	(535,843)	(274,843)
Ending balance, shares at Dec. 31, 2024	11,000,000
Beginning balance, value at Sep. 30, 2024	$ 110,000	151,000	(332,119)	(71,119)
Beginning balance, shares at Sep. 30, 2024	11,000,000
Issuance of shares in business combination	$ 25,403	(143,694)	(8,228,692)	(8,346,983)
Issuance of shares in business combination, shares	2,540,324
Conversion of public and private rights	$ 7,306	(7,306)
Conversion of public and private rights, shares	730,600
Issuance of Shares pursuant to the Standby Equity Purchase Agreement	$ 2,000	468,000		470,000
Issuance of Shares pursuant to the Standby Equity Purchase Agreement, shares	200,000
Issuance of shares - Service	$ 225	52,650		52,875
Issuance of shares - Service, shares	22,500
Exercise of warrants	$ 10	11,582		11,592
Exercise of warrants, shares	1,008
Stock based compensation	$ 267	2,636,016		2,636,283
Stock based compensation, shares	26,662
Net loss			(6,548,095)	(6,548,095)
Ending balance, value at Sep. 30, 2025	$ 145,211	3,168,248	(15,108,906)	(11,795,447)
Ending balance, shares at Sep. 30, 2025	14,521,094
Beginning balance, value at Dec. 31, 2024	$ 110,000	151,000	(535,843)	(274,843)
Beginning balance, shares at Dec. 31, 2024	11,000,000
Net loss			(28,842)	(28,842)
Ending balance, value at Mar. 31, 2025	$ 110,000	151,000	(564,685)	(303,685)
Ending balance, shares at Mar. 31, 2025	11,000,000
Beginning balance, value at Sep. 30, 2025	$ 145,211	3,168,248	(15,108,906)	(11,795,447)
Beginning balance, shares at Sep. 30, 2025	14,521,094
Exercise of warrants	$ 4,955	5,693,399		5,698,354
Exercise of warrants, shares	495,509
Stock based compensation		2,054,847		2,054,847
Net loss			(6,935,915)	(6,935,915)
Ending balance, value at Dec. 31, 2025	$ 165,166	24,941,494	(22,044,821)	3,061,839
Ending balance, shares at Dec. 31, 2025	16,516,603
Exercise of warrants	$ 467	537,124		537,591
Exercise of warrants, shares	46,747
Stock based compensation	$ 1,845	784,474		786,319
Stock based compensation, shares	184,499
Net loss			(12,910,093)	(12,910,093)
Ending balance, value at Mar. 31, 2026	$ 203,470	$ 66,408,319	$ (34,954,914)	$ 98,646,875
Ending balance, shares at Mar. 31, 2026	20,347,137